Nature of Business and Organization (Details) - Schedule of consolidated financial statements	12 Months Ended
Dec. 31, 2019
Wimi HK [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements [Line Items]
Background	A Hong Kong company Incorporated on September 4, 2018 A holding company
Ownership	100% owned by Wimi Cayman
Wimi WFOE [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements [Line Items]
Background	PRC limited liability company and deemed a wholly foreign owned enterprise ("WFOE") Incorporated on September 20, 2018 Registered capital of RMB 325,500,000 (USD 50,000,000) A holding company
Ownership	100% owned by Wimi HK
Beijing WiMi [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements [Line Items]
Background	A PRC limited liability company Incorporated on May 27, 2015 Registered capital of RMB 5,154,639 (USD 751,055) Primarily engages in Hologram advertising services
Ownership	VIE of Wimi WFOE
Shenzhen Kuxuanyou Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements [Line Items]
Background	A PRC limited liability company Incorporated on June 18, 2012 Registered capital of RMB 10,000,000 (USD 1,457,046) Primarily engages in SDK payment channel services
Ownership	100% owned by Beijing WiMi Acquired in 2015
Shenzhen Yiruan Tianxia Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements [Line Items]
Background	A PRC limited liability company Incorporated on January 06, 2016 Registered capital of RMB 10,000,000 (USD 1,457,046) Primarily engages in SDK payment channel services
Ownership	100% owned by Shenzhen Kuxuanyou Technology Co., Ltd.
Shenzhen Yiyun Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements [Line Items]
Background	A PRC limited liability company Incorporated on November 15, 2017 Registered capital of RMB 10,000,000 (USD 1,457,046) Primarily engages in SDK payment channel services
Ownership	100% owned by Shenzhen Kuxuanyou Technology Co., Ltd
Korgas Shengyou Information Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements [Line Items]
Background	A PRC limited liability company Incorporated on February 13, 2017 Registered capital of RMB 5,000,000 (USD 728,523) Primarily engages in SDK payment channel services
Ownership	100% owned by Shenzhen Kuxuanyou Technology Co., Ltd
Korgas Wimi Xinghe Network Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements [Line Items]
Background	A PRC limited liability company Incorporated on October 18, 2016 Registered capital of RMB 5,000,000 (USD 728,523) Primarily engages in Hologram advertising services
Ownership	100% owned by Beijing WiMi Dissolved in February 2019*	[1]
Shenzhen Yitian Internet Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements [Line Items]
Background	A PRC limited liability company Incorporated on March 08, 2011 Registered capital of RMB 20,000,000 (USD 2,914,093) Primarily engages in mobile games development
Ownership	100% owned by Beijing WiMi Acquired in 2015
Shenzhen Quntian Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements [Line Items]
Background	A PRC limited liability company Incorporated on May 22, 2014 Registered capital of RMB 20,000,000 (USD 2,914,093) No operations
Ownership	100% owned by Shenzhen Yitian Internet Technology Co., Ltd Disposed in November 2017**	[2]
Korgas 233 Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements [Line Items]
Background	A PRC limited liability company Incorporated on September 15, 2017 Registered capital of RMB 1,000,000 (USD 145,705) Primarily engages in mobile games development
Ownership	100% owned by Shenzhen Yitian Internet Technology Co., Ltd.
Shenzhen Qianhai Wangxin Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements [Line Items]
Background	A PRC limited liability company Incorporated on October 16, 2015 Registered capital of RMB 5,000,000 (USD 728,523) Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yitian Internet Technology Co., Ltd.
Shenzhen Yiyou Online Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements [Line Items]
Background	A PRC limited liability company Incorporated on January 14, 2019 Registered capital of RMB 100,000 (USD 14,334) Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yitian Internet Technology Co., Ltd.
Shenzhen Yidian Network Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements [Line Items]
Background	A PRC limited liability company Incorporated on May 20, 2014 Registered capital of RMB 10,000,000 (USD 1,457,046) Primarily engages in AR advertising services
Ownership	100% owned by Beijing WiMi Acquired in 2015
Shenzhen Duodian Cloud Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements [Line Items]
Background	A PRC limited liability company Incorporated on August 24, 2017 Registered capital of RMB 5,000,000 (USD 728,523) Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yidian Network Technology Co., Ltd.
Korgas Duodian Network Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements [Line Items]
Background	A PRC limited liability company Incorporated on November 25, 2016 Registered capital of RMB 5,000,000 (USD 728,523) Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yidian Network Technology Co., Ltd.
Kashi Duodian Network Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements [Line Items]
Background	A PRC limited liability company Incorporated on January 31, 2019 Registered capital of RMB 5,000,000 (USD 716,723) Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yidian Network Technology Co., Ltd.
Shenzhen Zhiyun Image Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements [Line Items]
Background	A PRC limited liability company Incorporated on December 3, 2019 Registered capital of RMB 5,000,000 (USD 716,723) Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yidian Network Technology Co., Ltd.
Micro Beauty Lightspeed Investment Management HK Limited [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements [Line Items]
Background	A Hong Kong company Incorporated on February 22, 2016 Registered capital of HKD 100,000 (USD 12,771) Primarily engages in MR software development and licensing
Ownership	100% owned by Beijing WiMi
Skystar Development Co.,Ltd [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements [Line Items]
Background	A Republic of Seychelles Company Incorporated on March 30, 2016 Registered capital of USD 50,000 Primarily engages in MR software development and licensing
Ownership	100% owned by Micro Beauty Lightspeed Investment Management HK Limited Acquired on March 7, 2017

[1]	Korgas Wimi which had no operations since inception, was dissolved in February 2019, no gain or loss was recognized in the dissolution.
[2]	Shenzhen Yitian sold Shenzhen Quntian for RMB 156,225 to a third party in November 2017, net assets of Shenzhen Quntian was RMB 21,451, resulting in RMB 134,774 of gain from disposal of subsidiary.